Related Party Transactions - Puttable instrument financial liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Minimum percentage of significant equity interest	10.00%
Indemnification asset	$ 6,756	$ 6,756
Interest percentage on loans provided	6.30%
Current account payables	$ 3,770	25
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(4,914)	(1,007)	$ (276)
Gain from disposition of subsidiary			356
Royalty expense	682	700	660
Company Controlled By Chairman
Related Party Transactions
Loans to corporate entities.	875	819
Current account receivables	27,118	46,926
Current account payables	3,770	25
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ 4,914	$ 1,007	$ 276